Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Other Current Liabilities [Line Items]
Employee related payroll taxes and payables	$ 156	$ 674
Accrued expenses and fees	111	83
Electronic design automation liabilities	53	40
Trade payables	70	26
Customer deposits	12	7
Finance lease liabilities	10	5
Total other current liabilities	412	835
Related Parties
Other Current Liabilities [Line Items]
Trade payables	10	7
Total other current liabilities	$ 10	$ 7